SELECTED STATEMENTS OF INCOME DATA - Schedule of Financial Income/(Expenses) and Other, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement Related Disclosures [Abstract]
Interest and amortization/accretion of premium/discount on marketable securities, net	$ 13,813	$ 13,659	$ 13,751
Interest income	20,260	4,720	200
Financial income	34,073	18,379	13,951
Interest expense	(1,101)	(1,127)	(10,061)
Loss from extinguishment of debt	(53)	(1,206)	(13,969)
Debt issuance costs amortization	(2,015)	(1,996)	(610)
Exchangeable senior notes amortization of discount	(2,600)	(2,587)	(5,708)
Exchange rates differences	(3,297)	(301)	(4,131)
Other	(2,412)	(2,774)	(2,958)
Financial expense	(11,478)	(9,991)	(37,437)
Other (expenses) Income, net	(122)	1,771	196
Financial income and other, net	$ 22,473	$ 10,159	$ (23,290)